Schedule of Investment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Instruments Owned and Pledged as Collateral [Line Items]
Term deposits	$ 160,096,315	$ 127,462,806
Total short term investments	160,096,315	127,462,806
Cost Basis [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Term deposits	160,096,315	127,462,806
Total short term investments	160,096,315	127,462,806
Recorded Basis [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Term deposits	160,096,315	127,462,806
Total short term investments	$ 160,096,315	$ 127,462,806